Share based compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of share-based payment arrangement activity
The following table summarizes activities of the Company's RSUs for the six months ended June 30, 2024:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$
Outstanding at January 1, 2024	15,033,854	0.69	4.91
Granted (new RSUs)	117,250	—	3.51
Exercised	(4,039,195)	0.03	—
Outstanding at June 30, 2024	11,111,909	0.92	4.31
Vested and expected to vest as of June 30, 2024	11,111,909	0.92	4.31	8.81	38,054
Exercisable as of June 30, 2024	9,185,844	0.92	4.26	8.93	31,602
The following table summarizes activities of the options for the six months ended June 30, 2024:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$
Outstanding at January 1, 2024	11,260,718	9.62	3.11
Granted	4,960,570	0.50	1.21
Forfeited	(195,628)	7.36	2.86
Outstanding at June 30, 2024	16,025,660	6.82	2.52
Vested and expected to vest as of June 30, 2024	16,025,660	6.82	2.52	8.02	—
Exercisable as of June 30, 2024	10,884,902	8.66	2.76	7.49	—

Summary of fair value of options granted that are estimated using the binomial model
The fair value of the options granted for the six months ended June 30, 2023 and 2024 are estimated using the binomial model with the following assumptions used:

	Six Months Ended June 30,
	2023	2024
Risk-free rate of return	3.79%	4.69%
Volatility	44.95%	47.25%
Expected dividend yield	0.0%	0.0%
Fair value of underlying ordinary share	US$8.02	US$1.64
Expected terms	10 years	10 years

Summary of compensation expense recognized for RSUs
Compensation expenses recognized for RSUs and options for the six months ended June 30, 2023 and 2024 were allocated as follows.

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Selling, general and administrative expenses	32,565	55,066
Research and development expenses	19,661	15,859
Total	52,226	70,925